PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment gross	$ 6,804,183	$ 6,834,972	$ 2,616,950
Less: accumulated depreciation	(2,282,299)	(2,042,794)	(1,822,942)
Property, plant and equipment	4,521,884	4,792,178	794,008
Add: construction in process	26,766,878	21,917,871	12,364,717
Property, plant and equipment, net	31,288,762	26,710,049	13,158,725
Buildings [Member]
Property, plant and equipment gross	2,728,670	2,733,242
Machinery and equipment [Member]
Property, plant and equipment gross	2,402,789	2,458,479	1,483,519
Furniture And Office Equipment [Member]
Property, plant and equipment gross	569,603	538,281	471,197
Motor Vehicles [Member]
Property, plant and equipment gross	392,596	393,254	385,665
Leasehold improvements [Member]
Property, plant and equipment gross	$ 710,525	$ 711,716	$ 276,569